accounting policy developments	6 Months Ended
Jun. 30, 2019
accounting policy developments
accounting policy developments

2     accounting policy developments

(a)  Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

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In January 2016, the International Accounting Standards Board released IFRS 16, Leases, which is required to be applied for years beginning on or after January 1, 2019, and which supersedes IAS 17, Leases. The International Accounting Standards Board and the Financial Accounting Standards Board of the United States worked together to modify the accounting for leases, generally by eliminating lessees’ classification of leases as either operating leases or finance leases and, for IFRS-IASB, introducing a single lessee accounting model.

The most significant effect of the new standard is the lessee’s recognition of the initial present value of unavoidable future lease payments as right-of-use lease assets and lease liabilities on the statement of financial position, including those for most leases that would previously have been accounted for as operating leases. Both leases with durations of 12 months or less and leases for low-value assets may be exempted.

The measurement of the total lease expense over the term of a lease will be unaffected by the new standard. However, the new standard will result in an acceleration of the timing of lease expense recognition for leases that would previously have been accounted for as operating leases; the International Accounting Standards Board expects that this effect may be muted by a lessee having a portfolio of leases with varying maturities and lengths of term, and we expect that we will be similarly affected. The presentation on the statement of income and other comprehensive income required by the new standard will result in the presentation of most non-executory lease expenses as depreciation of right-of-use lease assets and financing costs arising from lease liabilities, rather than as a part of goods and services purchased (executory lease expenses will remain a part of goods and services purchased); reported operating income would thus be higher under the new standard.

Relative to the results of applying the previous standard, although actual cash flows will be unaffected, the lessee’s statement of cash flows will reflect increases in cash flows from operating activities offset equally by decreases in cash flows from financing activities. This is the result of the presentation of the payments of the “principal” component of leases, which were previously accounted for as operating leases, as a cash flow use within financing activities under the new standard.

We have applied the standard retrospectively, with the cumulative effect of the initial application of the new standard recognized at the date of initial application, January 1, 2019, subject to permitted and elected practical expedients; such method of application does not result in the retrospective adjustment of amounts reported for periods prior to fiscal 2019. The nature of the transition method selected is such that the lease population as at January 1, 2019, and the discount rates determined contemporaneously, is the basis for the cumulative effects recorded as of that date.

Implementation

As a transitional practical expedient permitted by the new standard, we have not reassessed whether contracts are, or contained, leases as at January 1, 2019, applying the criteria of the new standard; as at January 1, 2019, only contracts that were previously identified as leases applying IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, are a part of the transition to the new standard. Only contracts entered into (or changed) after December 31, 2018, will be assessed for being, or containing, leases applying the criteria of the new standard.

The weighted average discount rate reflected in the lease liability recognized on transition was 4.16%. The difference between the total of the minimum lease payments set out in Note 19 of our audited consolidated financial statements for the year ended December 31, 2018, and the additions to long-term debt set out in (c) following arises because of the effect of discounting the minimum lease payments (approximately two-thirds of the difference) and because the minimum lease payments set out in Note 19 of our audited consolidated financial statements for the year ended December 31, 2018, include payments for leases that have commencement dates subsequent to December 31, 2018 (approximately one-third of the difference).

The new standard requires a number of incremental recurring disclosures, as well as setting out how those disclosures are to be made; we have made these disclosures, or incorporated them by cross-reference from other notes to the financial statements, in Note 19.

(b)  Standards, interpretations and amendments to standards not yet effective and not yet applied

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In October 2018, the International Accounting Standards Board amended IFRS 3, Business Combinations, seeking to clarify whether an acquisition transaction results in the acquisition of an asset or the acquisition of a business. The amendments are effective for acquisition transactions on or after January 1, 2020, although earlier application is permitted. The amended standard has a narrower definition of a business, which could result in the recognition of fewer business combinations than under the current standard; the implication of this is that amounts which may have been recognized as goodwill in a business combination under the current standard may now be recognized as allocations to net identifiable assets acquired under the amended standard (with an associated effect in an entity’s results of operations that would differ from the effect of goodwill having been recognized). We are currently assessing the impacts and transition provisions of the amended standard; however, we expect that we will apply the standard prospectively from January 1, 2020. The effects, if any, of the amended standard on our financial performance and disclosure will be dependent on the facts and circumstances of any future acquisition transactions.

(c)  Impacts of application of new standard in fiscal 2019

IFRS 16, Leases, affected our Consolidated statement of income and other comprehensive income as follows:

	Three months			Six months
	Excluding			Excluding
	effects of	IFRS 16	As currently	effects of	IFRS 16	As currently
Periods ended June 30, 2019 (millions except per share amounts)	IFRS 16	effects	reported	IFRS 16	effects	reported
Operating revenues	$3,596	$1	$3,597	$7,102	$1	$7,103
Operating expenses
Goods and services purchased	1,532	(66)	1,466	3,036	(149)	2,887
Employee benefits expense	758	—	758	1,464	—	1,464
Depreciation	424	46	470	846	94	940
Amortization of intangible assets	163	—	163	310	—	310
	2,877	(20)	2,857	5,656	(55)	5,601
Operating income	719	21	740	1,446	56	1,502
Financing costs	173	16	189	326	31	357
Income before income taxes	546	5	551	1,120	25	1,145
Income taxes	29	2	31	181	7	188
Net income	517	3	520	939	18	957
Other comprehensive income
Cumulative foreign currency translation adjustment	12	(1)	11	13	4	17
Other	18	—	18	(7)	—	(7)
	30	(1)	29	6	4	10
Comprehensive income	$547	$2	$549	$945	$22	$967
Net income attributable to:
Common Shares	$513	$4	$517	$926	$19	$945
Non-controlling interests	4	(1)	3	13	(1)	12
	$517	$3	$520	$939	$18	$957
Comprehensive income attributable to:
Common Shares	$540	$3	$543	$928	$21	$949
Non-controlling interests	7	(1)	6	17	1	18
	$547	$2	$549	$945	$22	$967
Net income per Common Share
Basic	$0.85	$0.01	$0.86	$1.54	$0.03	$1.57
Diluted	$0.85	$0.01	$0.86	$1.54	$0.03	$1.57

IFRS 16, Leases, affected our opening January 1, 2019, Consolidated statement of financial position as follows:

		Excluding
		effects of	IFRS 16	As currently
As at January 1, 2019 (millions)	Note	IFRS 16	effects	reported
Current assets
Prepaid expense		$539	$12	$551
Non-current assets
Property, plant and equipment, net	17	$12,091	$1,041	$13,132
Current liabilities
Accounts payable and accrued liabilities		$2,570	$(6)	$2,564
Provisions		$129	$(9)	$120
Current maturities of long-term debt		$836	$180	$1,016
Non-current liabilities
Provisions	25	$728	$(48)	$680
Long-term debt		$13,265	$1,201	$14,466
Other long-term liabilities		$731	$(50)	$681
Deferred income taxes		$3,148	$(53)	$3,095
Owners’ equity
Retained earnings		$4,474	$(153)	$4,321
Accumulated other comprehensive income – cumulative foreign currency translation adjustment	11	$12	$(1)	$11
Non-controlling interests		$82	$(8)	$74

IFRS 16, Leases, affected our Consolidated statement of cash flows as follows:

	Three months			Six months
	Excluding			Excluding
	effects of	IFRS 16	As currently	effects of	IFRS 16	As currently
Periods ended June 30, 2019 (millions)	IFRS 16	effects	reported	IFRS 16	effects	reported
OPERATING ACTIVITIES
Net income	$517	$3	$520	$939	$18	$957
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	587	46	633	1,156	94	1,250
Deferred income taxes	(41)	2	(39)	(15)	7	(8)
All other operating activity line items	45	1	46	(257)	8	(249)
Cash provided by operating activities	1,108	52	1,160	1,823	127	1,950
INVESTING ACTIVITIES
Cash used by investing activities	(1,600)	—	(1,600)	(2,562)	—	(2,562)
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(1,565)	(52)	(1,617)	(2,407)	(127)	(2,534)
All other financing activity line items	1,686	—	1,686	2,949	—	2,949
Cash provided (used) by financing activities	121	(52)	69	542	(127)	415
CASH POSITION
Decrease in cash and temporary investments, net	$(371)	$—	$(371)	$(197)	$—	$(197)
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	$(131)	$(16)	$(147)	$(295)	$(31)	$(326)